Disclosures on reserves in Equity (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Disclosures on equity [Line Items]
Opening balance	$ (14,999)	$ (14,349)	$ (12,888)
Increase in reserves	12,008	22,092	16,434
Decrease in Reserve	(11,232)	(22,742)	(17,895)
Closing balance	(14,223)	(14,999)	(14,349)
Reserve of change in value of foreign currency basis spreads [member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	(26,307)	(24,913)	(19,463)
Increase in reserves	1,824	6,542	1,992
Decrease in Reserve	(1,262)	(7,936)	(7,442)
Closing balance	(25,745)	(26,307)	(24,913)
Gains from cash flow hedge before tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	7,971	2,248	64
Increase in reserves	8,628	14,794	4,068
Decrease in Reserve	(6,720)	(9,071)	(1,884)
Closing balance	9,879	7,971	2,248
Gains from cash flow hedge tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	0	0	0
Increase in reserves	(2,683)	0	0
Decrease in Reserve	0	0	0
Closing balance	(2,683)	0	0
Losses from measurement of defined benefit plans before tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	(8,176)	(6,847)	(5,446)
Increase in reserves	0	674	1,092
Decrease in Reserve	(3,306)	(2,003)	(2,493)
Closing balance	(11,482)	(8,176)	(6,847)
Losses from measurement of defined benefit plans tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	1,292	894	612
Increase in reserves	0	(133)	(308)
Decrease in Reserve	700	531	590
Closing balance	1,992	1,292	894
Gains (losses) from financial assets measured at fair value through other comprehensive income before tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	(760)	4,787	4,813
Increase in reserves	1,570	294	6,090
Decrease in Reserve	(418)	(5,841)	(6,116)
Closing balance	392	(760)	4,787
Gains (losses) from financial assets measured at fair value through other comprehensive income tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	(351)	(1,850)	(1,300)
Increase in reserves	(424)	(79)	0
Decrease in Reserve	113	1,578	(550)
Closing balance	(662)	(351)	(1,850)
Miscellaneous other reserves before tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	11,332	11,332	7,832
Increase in reserves	3,093	0	3,500
Decrease in Reserve	(339)	0	0
Closing balance	14,086	11,332	11,332
Total reserves, reserves before tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	(15,940)	(13,393)	(12,200)
Increase in reserves	15,115	22,304	16,742
Decrease in Reserve	(12,045)	(24,851)	(17,935)
Closing balance	(12,870)	(15,940)	(13,393)
Total reserves, reserves defered tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	941	(956)	(688)
Increase in reserves	(3,107)	(212)	(308)
Decrease in Reserve	813	2,109	40
Closing balance	$ (1,353)	$ 941	$ (956)